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                         Pruco Life Insurance Company
                  Pruco Life Insurance Company Of New Jersey

                           Prudential Premier Series

                        Strategic Partners Annuity One
                            Strategic Partners Plus
                       Strategic Partners Annuity One 3
                           Strategic Partners Plus 3

                         Strategic Partners FlexElite

                          Strategic Partners Advisor

                           Strategic Partners Select

                       Supplement, dated August 14, 2006
                                      To
                        Prospectuses, dated May 1, 2006

In this supplement, we:

     1. announce changes to the non-fundamental investment policies of certain portfolios of the Prudential Series Fund. For the most part, these changes relate to the definition of the capitalization level of the securities that the portfolio generally will acquire; and
     2.  announce new subadvisers, and name changes, for certain Portfolios; and
     3. for the AST High Yield Portfolio, announce the resignation of Goldman Sachs Asset Management, L.P. as subadviser; and
     4. for certain of the above-referenced annuities, make changes regarding the step-up feature of the Lifetime Five and Spousal Lifetime Five benefits; and
     5. include expanded disclosure regarding payments received from underlying fund subadvisers and other underlying fund affiliates.

Each of these changes becomes effective on or about August 14, 2006, unless otherwise indicated.

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CHANGES PERTAINING TO PRUDENTIAL SERIES FUND AND AST HIGH YIELD PORTFOLIO

The changes to the Prudential Series Fund Portfolios set out below are effective as of August 25, 2006, and apply to each of the above-referenced prospectuses, other than those for the Prudential Premier Series.

SP DAVIS VALUE PORTFOLIO

Currently, the first full sentence of the prospectus description of this portfolio states that "[t]he Portfolio invests primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion." We replace that sentence with the following: "[t]he Portfolio invests primarily in stocks of U.S. companies with market capitalizations within the market capitalization range of the Russell 1000 Value Index."

SP MID CAP GROWTH PORTFOLIO

Currently, the third full sentence of the prospectus description of this portfolio states that "[m]edium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Mid Cap Growth Index range at the time of the Portfolio's investment." We replace that sentence with the following: "[t]he Portfolio generally defines medium market capitalization companies as those companies with market capitalizations within the market capitalization range of the Russell Mid Cap Growth Index."

SP LSV INTERNATIONAL VALUE PORTFOLIO

Effective on or about November 13, 2006, Thornburg Investment Management, Inc. will be added as a subadviser to this Portfolio, and the Portfolio's name will be changed to SP International Value Portfolio.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

Currently, the third full sentence of the prospectus description of this portfolio states "[e]ach Sub-adviser to the Portfolio utilizes a growth style to select approximately 20 securities", and in the last sentence, makes references to 40 equity-related securities. We replace the third sentence with the following: "[e]ach investment Sub-adviser to the Portfolio utilizes a growth style: Jennison selects approximately 20 securities and AllianceBernstein selects approximately 30 securities", and we replace the reference to 40 equity-related securities with 50 equity-related securities.

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SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

Effective on or about November 13, 2006, Marsico Capital Management, LLC will be added as a subadvisor to this Portfolio, and the Portfolio's name will be changed to SP International Growth Portfolio.

AST HIGH YIELD PORTFOLIO

Goldman Sachs Asset Management, L.P. has resigned as one of the subadvisers to this Portfolio.

STEP-UP CHANGES FOR LIFETIME FIVE AND SPOUSAL LIFETIME FIVE

The changes below with respect to the Lifetime Five Income Benefit apply to each of the above-referenced prospectuses, other than those for Strategic Partners Select. The changes below with respect to the Spousal Lifetime Five Income Benefit apply to each of the above-referenced prospectuses, other than those for Strategic Partners Select, Strategic Partners Annuity One, Strategic Partners Plus, and Strategic Partners Advisor.

Lifetime Five Income Benefit

The following prospectus revisions reflect, for elections of this benefit on or after March 20, 2006, a reduced waiting period (i.e. from 3 years to 1 year) for the step-up of certain values associated with the Lifetime Five Income Benefit and a change to the threshold requirement associated with the Auto Step-Up feature of the benefit.

The prospectus changes set forth below reflect the exact disclosure to be added to the prospectuses for the Prudential Premier Series annuities. We make the same changes to the prospectuses for the Strategic Partners annuities listed immediately above, except that: (a) the Strategic Partners annuities use different defined terms--- contract value rather than Account Value, contract anniversary rather than Annuity Anniversary, and contract date rather than Issue Date and (b) as indicated below, the disclosure is inserted in a different part of the Strategic Partners prospectuses. Finally, please note that because the Prudential Premier Series was first offered beginning on May 1, 2006, the portions of the discussion below pertaining to the rules in place prior to March 20, 2006 do not apply to Prudential Premier Series.

In the section of the Prudential Premier prospectuses entitled "Living Benefit Programs", sub-section entitled "Lifetime Five Income Benefit (Lifetime Five)", under the heading "Key Feature - Protected Withdrawal Value" the following

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replaces the first, second and third paragraphs appearing after the bullet points. For the Strategic Partners annuities, the pertinent section is "What Is The Lifetime Five Income Benefit", Protected Withdrawal Value, first, second, and third paragraphs after the bullet points.

   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

If you elected Lifetime Five on or after March 20, 2006:

 . you are eligible to step-up the Protected Withdrawal Value on or after the 1st anniversary of the first withdrawal under Lifetime Five.

 . the Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up.

[For the Strategic Partners annuities only]: If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect:

 . you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five.

 . the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up.

  In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

   If you elected Lifetime Five on or after March 20, 2006 and have also elected the Auto Step-Up feature:

 . the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.

 . your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by any amount.

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 .   if at the time of the first Auto Step-Up opportunity, 5% of the Account
     Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs.

 . once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the most recent step-up.

[For the Strategic Partners annuities only]: If you elected Lifetime Five prior to March 20, 2006 and have also elected the Auto Step-Up feature:

 . the first Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least five years after the later of (1) the date of the first withdrawal under Lifetime Five or (2) the most recent step-up.

 . your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by 5% or more.

 . if at the time of the first Auto Step-Up opportunity, 5% of the Account Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs.

 . once a step-up occurs, the next Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the most recent step-up.

   In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

"Example 3. Step-up of the Protected Withdrawal Value" in both the Prudential Premier prospectuses and the applicable Strategic Partners prospectuses is replaced with the following:

Example 3. Step-up of the Protected Withdrawal Value

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 {$265,000 - ($13,250 X 3)}. If a step-up is elected on February 1, 2010, then the following values would result:

..   Protected Withdrawal Value = Account Value on February 1, 2010 = $280,000

..   Annual Income Amount is equal to the greater of the current Annual Income
    Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000.

..   [For the Strategic Partners annuities only]: Because the Issue Date and
    Effective Date of Lifetime Five for this example is prior to March 20, 2006, if the step-up request on

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February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the Account Value exceeds the Annual Income Amount by 5% or more. 5% of the Account Value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the Account Value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above. Had the Issue Date and Effective Date of the Lifetime Five benefit been on or after March 20, 2006, the step-up would still occur because 5% of the Account Value is greater than the Annual Income Amount.

..   Annual Withdrawal Amount is equal to the greater of the current Annual
    Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore the Annual Withdrawal Amount is increased to $19,600.

Spousal Lifetime Five Income Benefit

The following prospectus revisions reflect a reduced waiting period (i.e. from 3 years to 1 year) for the step-up of the Annual Income Amount and a change to the threshold requirement associated with the Auto Step-Up feature:

The prospectus changes set forth below reflect the disclosure to be added to the prospectuses for the Prudential Premier Series Annuity. We make the same changes to the prospectuses for the Strategic Partners annuities listed above, except that: (a) the Strategic Partners annuities use different defined terms--- contract value rather than account value, contract anniversary rather than Annuity Anniversary, and contract date rather than Issue Date and (b) as indicated below, the disclosure is inserted in a different part of the Strategic Partners prospectuses.

In the section of the Prudential Premier prospectuses entitled "Living Benefit Programs", sub-section entitled "Spousal Lifetime Five Income Benefit (Lifetime
Five)", under the heading "Key Feature - Annual Income Amount Under the Spousal Life Income Benefit" the following replaces the second and third paragraphs. For the Strategic Partners annuities, the pertinent section is "What Is The Lifetime Five Income Benefit", Spousal Lifetime Five Income Benefit, Annual Income Amount Under The Spousal Life Income Benefit, second and third paragraphs.

   You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount

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of the increase is equal to 5% of any additional Purchase Payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

   An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under Spousal Lifetime Five or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

"Example 3. Step-up of the Annual Income Amount" under each applicable prospectus is replaced with the following:

Example 3. Step-up of the Annual Income Amount

If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

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ADDITIONAL DISCLOSURE REGARDING CERTAIN PAYMENT ARRANGEMENTS

Within Section 2 of the prospectus for each of Strategic Partners Annuity One, Strategic Partners Plus, Strategic Partners Annuity One 3, Strategic Partners Plus 3, Strategic Partners Advisor, Strategic Partners Select, and Strategic Partners FlexElite (What Investment Options Can I Choose?), we replace the paragraph under Variable Investment Options that begins "[I]n addition, the investment adviser, sub-adviser or distributor . . ." with the following:

In addition, an investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation.

With respect to the prospectuses for the Prudential Premier Series, under "What Is The Legal Structure Of The Underlying Funds? - Service Fees . . .", we replace the second paragraph that begins "[I]n addition, the investment adviser, sub-adviser or distributor . . ." with the following:

In addition, an investment adviser, sub-adviser or distributor of the underlying Portfolios may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms' registered representatives, and creating marketing material discussing the contract, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, sub-adviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser's, sub-adviser's or distributor's participation. These payments or reimbursements may not be offered by all advisers, sub-advisers, or distributors, and the amounts of such payments may vary between and among each adviser, sub-adviser, and distributor depending on their respective participation.

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This prospectus supplement is intended to amend the prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

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